Acquisitions, investments, purchases of intangible assets and divestitures - Proceeds from divestitures (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Acquisitions, investments, purchases of intangible assets and divestitures
Cash portion of proceeds from divestitures	€ 158,000	€ 299,000